Summary of assumptions to determine share-based compensation costs over the life of awards (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Expected dividend yield	0.00%	0.00%
Expected volatility	104.46%	115.75%
Risk-free annual interest rate	3.56%	1.59%
Expected life (years)	5 years 5 months 12 days	5 years 8 months 19 days
Share price	$ 3.75	$ 8.88
Exercise price	3.75	8.88
Grant date fair value	$ 2.99	$ 7.47